Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.5%)
ATN International, Inc.	3,789	223
Cincinnati Bell, Inc. *	17,562	257
Cogent Communications Holdings, Inc.	14,518	1,190
Consolidated Communications Holdings, Inc.	25,104	114
The E.W. Scripps Co. - Class A	18,981	143
Gannett Co., Inc.	45,655	68
Glu Mobile, Inc. *	40,115	252
Iridium Communications, Inc. *	33,789	755
The Marcus Corp.	8,007	99
QuinStreet, Inc. *	16,058	129
Scholastic Corp.	10,706	273
Shenandoah Telecommunications Co.	16,324	804
Spok Holdings, Inc.	6,107	65
TechTarget, Inc. *	7,994	165
Vonage Holdings Corp. *	79,438	574

Total		5,111

Consumer Discretionary (10.4%)
Abercrombie & Fitch Co. - Class A	21,859	199
American Axle & Manufacturing Holdings, Inc. *	39,176	141
American Public Education, Inc. *	5,363	128
America’s Car-Mart, Inc. *	2,136	120
Asbury Automotive Group, Inc. *	6,739	372
Barnes & Noble Education, Inc. *	13,458	18
Big Lots, Inc.	13,590	193
BJ’s Restaurants, Inc.	6,675	93
Bloomin’ Brands, Inc.	30,256	216
Boot Barn Holdings, Inc. *	9,949	129
The Buckle, Inc.	9,944	136
Caleres, Inc.	14,181	74
Callaway Golf Co.	32,778	335
The Cato Corp. - Class A	7,568	81
Cavco Industries, Inc. *	2,991	433
Century Communities, Inc. *	9,907	144
Chico’s FAS, Inc.	41,316	53
The Children’s Place, Inc.	5,051	99

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Chuy’s Holdings, Inc. *	5,787	58
Conn’s, Inc. *	6,644	28
Cooper Tire & Rubber Co.	17,479	285
Cooper-Standard Holding, Inc. *	5,865	60
Core-Mark Holding Co., Inc.	15,871	453
Crocs, Inc. *	23,895	406
Dave & Buster’s Entertainment, Inc.	10,739	140
Designer Brands, Inc.	19,218	96
DineEquity, Inc.	5,849	168
Dorman Products, Inc. *	10,161	562
El Pollo Loco Holdings, Inc. *	6,804	57
Ethan Allen Interiors, Inc.	8,520	87
Express, Inc. *	23,430	35
Fiesta Restaurant Group, Inc. *	7,039	28
Fossil Group, Inc. *	16,188	53
Fox Factory Holding Corp. *	13,418	564
GameStop Corp. - Class A *	22,950	80
Garrett Motion, Inc. *	26,062	74
Genesco, Inc. *	4,963	66
Gentherm, Inc. *	11,404	358
G-III Apparel Group, Ltd. *	14,992	115
Group 1 Automotive, Inc.	6,096	270
Guess?, Inc.	14,861	101
Haverty Furniture Cos., Inc.	6,301	75
Hibbett Sports, Inc. *	6,141	67
Installed Building Products, Inc. *	7,423	296
iRobot Corp. *	9,847	403
J.C. Penney Co., Inc. *	104,769	38
Kontoor Brands, Inc.	16,264	312
La-Z-Boy, Inc.	16,156	332
LCI Industries	8,717	583
LGI Homes, Inc. *	7,682	347
Liquidity Services, Inc. *	9,377	36
Lithia Motors, Inc. - Class A	7,887	645
Lumber Liquidators Holdings, Inc. *	10,000	47
M.D.C. Holdings, Inc.	17,443	405
M/I Homes, Inc. *	9,802	162
MarineMax, Inc. *	7,473	78

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Meritage Homes Corp. *	12,539	458
The Michaels Cos., Inc. *	26,586	43
Monarch Casino & Resort, Inc. *	4,157	117
Monro Muffler Brake, Inc.	11,589	508
Motorcar Parts of America, Inc. *	6,603	83
Movado Group, Inc.	5,717	68
Office Depot, Inc.	190,344	312
Oxford Industries, Inc.	5,933	215
Perdoceo Education Corp. *	24,513	264
PetMed Express, Inc.	7,027	202
Red Robin Gourmet Burgers, Inc. *	4,507	38
Regis Corp. *	8,420	50
Rent-A-Center, Inc.	17,164	243
Ruth’s Hospitality Group, Inc.	9,453	63
Shake Shack, Inc. - Class A *	10,816	408
Shoe Carnival, Inc.	3,114	65
Shutterstock, Inc.	6,669	214
Signet Jewelers, Ltd.	18,233	118
Sleep Number Corp. *	9,901	190
Sonic Automotive, Inc. - Class A	8,451	112
Stamps.com, Inc. *	5,650	735
Standard Motor Products, Inc.	7,039	293
Steven Madden, Ltd.	26,948	626
Strategic Education, Inc.	7,651	1,069
Sturm, Ruger & Co., Inc.	5,786	295
Tailored Brands, Inc.	17,639	31
TopBuild Corp. *	11,824	847
Tupperware Brands Corp.	17,032	28
Unifi, Inc. *	5,089	59
Universal Electronics, Inc. *	4,851	186
Vera Bradley, Inc. *	8,169	34
Vista Outdoor, Inc. *	20,142	177
Wingstop, Inc.	10,259	818
Winnebago Industries, Inc.	11,733	326
Wolverine World Wide, Inc.	28,170	428
Zumiez, Inc. *	7,101	123

Total		20,780

Index 600 Stock Portfolio

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (3.6%)
The Andersons, Inc.	11,355	213
B&G Foods, Inc.	22,307	404
Calavo Growers, Inc.	5,699	329
Cal-Maine Foods, Inc.	10,549	464
Central Garden & Pet Co. *	3,416	94
Central Garden & Pet Co. - Class A *	13,995	358
The Chefs’ Warehouse, Inc. *	8,875	89
Coca-Cola Bottling Co. Consolidated	1,617	337
Fresh Del Monte Produce, Inc.	10,551	291
Inter Parfums, Inc.	6,137	284
J & J Snack Foods Corp.	5,200	629
John B. Sanfilippo & Son, Inc.	3,062	274
Medifast, Inc.	4,046	253
MGP Ingredients, Inc.	4,626	124
National Beverage Corp. *	4,055	173
PriceSmart, Inc.	7,764	408
Seneca Foods Corp. - Class A *	2,383	95
SpartanNash Co.	12,660	181
United Natural Foods, Inc. *	18,572	170
Universal Corp.	8,639	382
USANA Health Sciences, Inc. *	4,372	253
Vector Group, Ltd.	40,152	378
WD-40 Co.	4,773	959

Total		7,142

Energy (1.7%)
Archrock, Inc.	44,446	167
Bonanza Creek Energy, Inc. *	6,469	73
Callon Petroleum Co. *	136,003	74
CONSOL Energy, Inc. *	9,021	33
Denbury Resources, Inc. *	171,616	32
Diamond Offshore Drilling, Inc. *	22,541	41
DMC Global, Inc.	5,101	117
Dorian LPG, Ltd. *	10,068	88
Dril-Quip, Inc. *	12,602	384
ERA Group, Inc. *	6,896	37
Exterran Corp. *	9,800	47
Geospace Technologies Corp. *	4,748	30
Green Plains, Inc.	11,772	57
Gulfport Energy Corp. *	50,621	22
Helix Energy Solutions Group, Inc. *	49,240	81
HighPoint Resources Corp. *	37,956	7
KLX Energy Services Holdings, Inc. *	7,317	5

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
Laredo Petroleum, Inc. *	62,773	24
Matrix Service Co. *	9,461	90
Nabors Industries, Ltd.	117,720	46
Newpark Resources, Inc. *	31,248	28
Noble Corp. PLC *	86,799	23
Oasis Petroleum, Inc. *	100,724	35
Oceaneering International, Inc. *	34,458	101
Oil States International, Inc. *	21,074	43
Par Pacific Holdings, Inc. *	12,836	91
PDC Energy, Inc. *	33,802	210
Penn Virginia Corp. *	4,688	14
ProPetro Holding Corp. *	28,681	72
QEP Resources, Inc.	82,825	28
Range Resources Corp.	72,687	166
Renewable Energy Group, Inc. *	13,571	279
REX American Resources Corp. *	1,951	91
Ring Energy, Inc. *	20,785	14
RPC, Inc.	17,931	37
SEACOR Holdings, Inc. *	6,115	165
SM Energy Co.	36,951	45
Southwestern Energy Co. *	188,539	319
Talos Energy, Inc. *	6,985	40
TETRA Technologies, Inc. *	43,726	14
US Silica Holdings, Inc.	25,624	46
Valaris PLC *	68,922	31
Whiting Petroleum Corp. *	31,801	21

Total		3,368

Financials (16.0%)
Allegiance Bancshares, Inc.	6,669	161
Ambac Financial Group, Inc. *	15,867	196
American Equity Investment Life Holding Co.	31,712	596
Ameris Bancorp	22,808	542
AMERISAFE, Inc.	6,722	433
Appollo Commercial Real Estate Finance, Inc.	49,735	369
ARMOUR Residential REIT, Inc.	20,512	181
Axos Financial, Inc. *	18,572	337
Banc of California, Inc.	15,626	125
Banner Corp.	12,981	429
Berkshire Hills Bancorp, Inc.	14,959	222

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Blucora, Inc. *	17,047	205
Boston Private Financial Holdings, Inc.	28,994	207
Brookline Bancorp, Inc.	27,784	313
Cadence Bancorp	44,589	292
Capstead Mortgage Corp.	32,952	138
Central Pacific Financial Corp.	9,884	157
City Holding Co.	5,678	378
Columbia Banking System, Inc.	25,126	673
Community Bank System, Inc.	18,008	1,059
Customers Bancorp, Inc. *	10,036	110
CVB Financial Corp.	46,360	930
Dime Community Bancshares	10,741	147
Donnelley Financial Solutions, Inc. *	10,872	57
Eagle Bancorp, Inc.	11,698	353
eHealth, Inc. *	8,665	1,220
Employers Holdings, Inc.	11,081	449
Encore Capital Group, Inc. *	9,628	225
Enova International, Inc. *	11,762	170
EZCORP, Inc. - Class A *	18,309	76
FGL Holdings	45,552	446
First Bancorp	75,708	403
First Commonwealth Financial Corp.	34,244	313
First Financial Bancorp	34,616	516
First Midwest Bancorp, Inc.	38,304	507
Flagstar Bancorp, Inc.	12,007	238
Franklin Financial Network, Inc.	4,665	95
Glacier Bancorp, Inc.	29,862	1,016
Granite Point Mortgage Trust, Inc.	19,106	97
Great Western Bancorp, Inc.	19,604	402
Green Dot Corp. - Class A *	16,464	418
Greenhill & Co., Inc.	5,184	51
Hanmi Financial Corp.	10,837	118
HCI Group, Inc.	2,234	90
Heritage Financial Corp. of Washington	12,754	255
HomeStreet, Inc.	8,503	189
Hope Bancorp, Inc.	44,130	363
Horace Mann Educators Corp.	14,357	525
Independent Bank Corp.	11,973	771
INTL FCStone, Inc. *	5,674	206

Index 600 Stock Portfolio

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Invesco Mortgage Capital, Inc.	56,012	191
James River Group Holdings, Ltd.	10,590	384
Kinsale Capital Group, Inc.	7,178	750
KKR Real Estate Finance Trust, Inc.	8,410	126
Meta Financial Group, Inc.	12,044	262
National Bank Holding Corp. - Class A	10,857	260
NBT Bancorp, Inc.	15,253	494
New York Mortgage Trust, Inc.	127,183	197
NMI Holdings, Inc. - Class A *	23,678	275
Northfield Bancorp, Inc.	15,073	169
Northwest Bancshares, Inc.	34,926	404
OFG Bancorp	17,885	200
Old National Bancorp	59,223	781
Opus Bank	7,525	130
Pacific Premier Bancorp, Inc.	20,677	390
PennyMac Mortgage Investment Trust	34,874	370
Piper Jaffray Cos., Inc.	6,021	305
PRA Group, Inc. *	15,817	438
Preferred Bank	4,739	160
ProAssurance Corp.	18,736	468
Provident Financial Services, Inc.	20,916	269
Ready Capital Corp.	12,280	89
Redwood Trust, Inc.	39,251	199
S&T Bancorp, Inc.	13,422	367
Safety Insurance Group, Inc.	5,090	430
Seacoast Banking Corp. of Florida *	17,932	328
ServisFirst Bancshares, Inc.	16,053	471
Simmons First National Corp. - Class A	39,695	730
Southside Bancshares, Inc.	11,056	336
The St. Joe Co. *	10,968	184
Stewart Information Services Corp.	8,257	220
Tanger Factory Outlet Centers, Inc.	32,275	161
Third Point Reinsurance, Ltd. *	27,895	207
Tompkins Financial Corp.	4,267	306
Triumph Bancorp, Inc. *	8,126	211
TrustCo Bank Corp.	33,757	183
United Community Banks, Inc.	27,510	504
United Fire Group, Inc.	7,411	242

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
United Insurance Holdings Corp.	7,228	67
Universal Insurance Holdings, Inc.	10,642	191
Veritex Holdings, Inc.	16,452	230
Virtus Investment Partners, Inc.	2,551	194
Waddell & Reed Financial, Inc. - Class A	24,494	279
Walker & Dunlop, Inc.	9,982	402
Westamerica Bancorporation	9,423	554
WisdomTree Investments, Inc.	41,087	96
World Acceptance Corp. *	1,930	105

Total		32,078

Health Care (12.7%)
Acorda Therapeutics, Inc. *	16,729	16
Addus HomeCare Corp. *	4,715	319
Akorn, Inc. *	32,953	19
AMAG Pharmaceuticals, Inc. *	11,813	73
AMN Healthcare Services, Inc. *	16,270	941
Amphastar Pharmaceuticals, Inc. *	11,935	177
AngioDynamics, Inc. *	13,103	137
ANI Pharmaceuticals, Inc. *	3,240	132
Anika Therapeutics, Inc. *	4,970	144
BioTelemetry, Inc. *	11,839	456
Cardiovascular Systems, Inc. *	12,260	432
Community Health Systems, Inc. *	41,046	137
Computer Programs and Systems, Inc.	4,350	97
CONMED Corp.	9,885	566
Corcept Therapeutics, Inc. *	35,824	426
CorVel Corp. *	3,120	170
Covetrus, Inc. *	33,976	277
Cross Country Healthcare, Inc. *	12,845	87
CryoLife, Inc. *	13,063	221
Cutera, Inc. *	4,957	65
Cytokinetics, Inc. *	20,579	243
Eagle Pharmaceuticals, Inc. *	3,524	162
Emergent Biosolutions, Inc. *	15,284	884

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Enanta Pharmaceuticals, Inc. *	5,565	286
Endo International PLC *	70,299	260
Ensign Group, Inc.	17,468	657
Glaukos Corp. *	13,463	415
Hanger, Inc. *	13,005	203
HealthStream, Inc. *	8,909	213
Heska Corp. *	2,454	136
HMS Holdings Corp. *	30,685	775
Innoviva, Inc. *	23,282	274
Inogen, Inc. *	6,360	329
Integer Holdings Corp. *	11,382	715
Invacare Corp.	11,729	87
Lannett Co., Inc. *	11,661	81
Lantheus Holdings, Inc. *	13,670	174
LeMaitre Vascular, Inc.	5,710	142
LHC Group, Inc. *	10,317	1,446
Luminex Corp.	14,594	402
Magellan Health, Inc. *	7,585	365
Medpace Holdings, Inc. *	9,538	700
Meridian Bioscience, Inc. *	14,887	125
Merit Medical Systems, Inc. *	19,230	601
Mesa Laboratories, Inc.	1,399	316
Momenta Pharmaceuticals, Inc. *	39,530	1,075
Myriad Genetics, Inc. *	25,910	371
Natus Medical, Inc. *	11,874	275
Neogen Corp. *	18,259	1,223
NeoGenomics, Inc. *	36,366	1,004
NextGen Healthcare, Inc. *	16,865	176
Omnicell, Inc. *	14,607	958
OraSure Technologies, Inc. *	21,500	231
Orthofix Medical, Inc. *	6,637	186
Owens & Minor, Inc.	21,892	200
Pacira Biosciences, Inc. *	14,535	487
The Pennant Group, Inc. *	9,117	129
Phibro Animal Health Corp. - Class A	7,067	171
Progenics Pharmaceuticals, Inc. *	30,101	114
The Providence Service Corp. *	3,999	219
RadNet, Inc. *	14,533	153
REGENXBIO, Inc. *	10,917	353
Select Medical Holdings Corp. *	37,429	561

Index 600 Stock Portfolio

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Spectrum Pharmaceuticals, Inc. *	39,349	92
Supernus Pharmaceuticals, Inc. *	18,273	329
Surmodics, Inc. *	4,719	157
Tabula Rasa HealthCare, Inc. *	6,847	358
Tactile Systems Technology, Inc. *	6,628	266
Tivity Health, Inc. *	15,045	95
US Physical Therapy, Inc.	4,449	307
Vanda Pharmaceuticals, Inc. *	18,578	192
Varex Imaging Corp. *	13,365	304
Xencor, Inc. *	17,188	514

Total		25,383

Industrials (16.4%)
AAON, Inc.	14,154	684
AAR Corp.	11,449	203
ABM Industries, Inc.	23,133	564
Aegion Corp. *	10,714	192
Aerojet Rocketdyne Holdings, Inc. *	25,216	1,055
Aerovironment, Inc. *	7,521	458
Alamo Group, Inc.	3,378	300
Albany International Corp. - Class A	10,693	506
Allegiant Travel Co.	4,595	376
American Woodmark Corp. *	5,423	247
Apogee Enterprises, Inc.	9,249	193
Applied Industrial Technologies, Inc.	13,464	616
ArcBest Corp.	8,884	156
Arcosa, Inc.	16,855	670
Astec Industries, Inc.	7,853	275
Atlas Air Worldwide Holdings, Inc. *	9,011	231
AZZ, Inc.	9,109	256
Barnes Group, Inc.	16,604	695
Brady Corp. - Class A	17,334	782
Briggs & Stratton Corp.	14,798	27
Chart Industries, Inc. *	12,469	361
CIRCOR International, Inc. *	6,935	81
Comfort Systems USA, Inc.	12,775	467
Cubic Corp.	10,893	450
DXP Enterprises, Inc. *	5,579	68
Echo Global Logistics, Inc. *	9,507	162
Encore Wire Corp.	7,301	307
Enerpac Tool Group Corp.	18,766	311
EnPro Industries, Inc.	7,239	287

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
ESCO Technologies, Inc.	9,049	687
Exponent, Inc.	18,052	1,298
Federal Signal Corp.	21,075	575
Forrester Research, Inc. *	3,697	108
Forward Air Corp.	9,813	497
Foundation Building Materials, Inc. *	6,015	62
Franklin Electric Co., Inc.	13,403	632
Gibraltar Industries, Inc. *	11,241	482
GMS, Inc. *	14,688	231
Granite Construction, Inc.	16,280	247
The Greenbrier Cos., Inc.	11,353	201
Griffon Corp.	14,836	188
Harsco Corp. *	27,380	191
Hawaiian Holdings, Inc.	16,228	169
Heartland Express, Inc.	16,284	302
Heidrick & Struggles International, Inc.	6,677	150
Hillenbrand, Inc.	25,813	493
Hub Group, Inc. - Class A *	11,625	529
Insteel Industries, Inc.	6,373	84
Interface, Inc.	20,348	154
John Bean Technologies Corp.	11,030	819
Kaman Corp.	9,704	373
Kelly Services, Inc. - Class A	11,559	147
Korn Ferry	19,267	469
Lindsay Corp.	3,766	345
Lydall, Inc. *	6,103	39
Marten Transport, Ltd.	13,525	278
Matson, Inc.	14,931	457
Matthews International Corp. - Class A	10,916	264
Meritor, Inc. *	25,817	342
Mobile Mini, Inc.	15,368	403
Moog, Inc. - Class A	11,228	567
Mueller Industries, Inc.	19,837	475
MYR Group, Inc. *	5,799	152
National Presto Industries, Inc.	1,755	124
Park Aerospace Corp.	6,789	86
Patrick Industries, Inc.	7,781	219
PGT Innovations, Inc. *	20,343	171
Pitney Bowes, Inc.	59,507	121
Powell Industries, Inc.	3,068	79
Proto Labs, Inc. *	9,320	710
Quanex Building Products Corp.	11,551	116
Raven Industries, Inc.	12,455	264
Resources Connection, Inc.	10,486	115
RR Donnelley & Sons Co.	24,695	24

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Saia, Inc. *	9,034	664
Simpson Manufacturing Co., Inc.	14,050	871
SkyWest, Inc.	17,562	460
SPX Corp. *	15,376	502
SPX Flow, Inc. *	14,826	421
Standex International Corp.	4,341	213
Sunrun Inc. *	27,205	275
Team, Inc. *	10,576	69
Tennant Co.	6,363	369
Titan International, Inc.	17,429	27
Triumph Group, Inc.	17,445	118
TrueBlue, Inc. *	13,568	173
UniFirst Corp.	5,330	805
Universal Forest Products, Inc.	21,383	795
US Ecology, Inc.	8,864	269
Veritiv Corp. *	4,430	35
Viad Corp.	7,080	150
Vicor Corp. *	6,386	284
Wabash National Corp.	18,841	136
Watts Water Technologies, Inc. - Class A	9,614	814

Total		32,869

Information Technology (13.9%)
3D Systems Corp. *	41,247	318
8x8, Inc. *	34,909	484
ADTRAN, Inc.	16,658	128
Advanced Energy Industries, Inc. *	13,343	647
Agilysys, Inc. *	7,087	118
Alarm.com Holdings, Inc. *	12,688	494
Anixter International, Inc. *	10,486	921
Applied Optoelectronics, Inc. *	6,657	51
Arlo Technologies, Inc. *	26,370	64
Axcelis Technologies, Inc. *	11,292	207
Badger Meter, Inc.	10,140	544
Bel Fuse, Inc. - Class B	3,528	34
Benchmark Electronics, Inc.	13,106	262
Bottomline Technologies, Inc. *	13,275	487
Brooks Automation, Inc.	25,182	768
CalAmp Corp. *	11,884	53
Cardtronics PLC *	12,584	263
CEVA, Inc. *	7,660	191
Cohu, Inc.	14,373	178
Comtech Telecommunications Corp.	8,495	113

Index 600 Stock Portfolio

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
CSG Systems International, Inc.	11,476	480
CTS Corp.	11,356	283
Daktronics, Inc.	13,052	64
Diebold, Inc. *	26,748	94
Digi International, Inc. *	9,862	94
Diodes, Inc. *	14,400	585
DSP Group, Inc. *	8,012	107
Ebix, Inc.	7,754	118
ePlus, Inc. *	4,704	295
EVERTEC, Inc.	20,794	473
Exlservice Holdings, Inc. *	11,876	618
Extreme Networks, Inc. *	42,343	131
Fabrinet *	12,888	703
FARO Technologies, Inc. *	6,062	270
FormFactor, Inc. *	26,367	530
Harmonic, Inc. *	33,389	192
Ichor Holdings, Ltd. *	7,835	150
Insight Enterprises, Inc. *	12,465	525
Itron, Inc. *	12,266	685
KEMET Corp.	20,234	489
Knowles Corp. *	29,973	401
Kulicke and Soffa Industries, Inc.	22,086	461
LivePerson, Inc. *	21,443	488
ManTech International Corp. - Class A	9,374	681
MaxLinear, Inc. - Class A *	22,684	265
Methode Electronics, Inc. - Class A	12,919	341
MicroStrategy, Inc. - Class A *	2,867	339
MTS Systems Corp.	6,200	140
NETGEAR, Inc. *	10,501	240
NIC, Inc.	23,324	536
OneSpan, Inc. *	11,342	206
Onto Innovation, Inc. *	17,088	507
OSI Systems, Inc. *	5,946	410
PC Connection, Inc.	3,826	158
PDF Solutions, Inc. *	9,690	114
Perficient, Inc. *	11,359	308
Photronics, Inc. *	23,405	240
Plantronics, Inc.	11,400	115
Plexus Corp. *	10,163	554
Power Integrations, Inc.	10,248	905
Progress Software Corp.	15,599	499
Qualys, Inc. *	11,611	1,010
Rambus, Inc. *	38,834	431
Rogers Corp. *	6,469	611
Sanmina Corp. *	24,374	665
ScanSource, Inc. *	8,800	188
SMART Global Holdings, Inc. *	4,582	111
SPS Commerce, Inc. *	12,135	564

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Sykes Enterprises, Inc. *	13,422	364
TiVo Corp.	44,111	312
TTEC Holdings, Inc.	6,153	226
TTM Technologies, Inc. *	34,172	353
Ultra Clean Holdings, Inc. *	13,865	191
Unisys Corp. *	18,038	223
Veeco Instruments, Inc. *	17,033	163
Viavi Solutions, Inc. *	80,038	897
Virtusa Corp. *	10,395	295
Xperi Corp.	17,256	240

Total		27,963

Materials (4.2%)
AdvanSix, Inc. *	9,722	93
American Vanguard Corp.	9,253	134
Balchem Corp.	11,205	1,106
Boise Cascade Co.	13,576	323
Century Aluminum Co. *	17,339	63
Clearwater Paper Corp. *	5,753	126
Cleveland-Cliffs, Inc.	138,160	546
Ferro Corp. *	28,550	267
FutureFuel Corp.	8,989	101
GCP Applied Technologies, Inc. *	18,735	334
H.B. Fuller Co.	17,757	496
Hawkins, Inc.	3,295	117
Haynes International, Inc.	4,359	90
Innospec, Inc.	8,532	593
Kaiser Aluminum Corp.	5,531	383
Koppers Holdings, Inc. *	7,209	89
Kraton Corp. *	11,043	90
Livent Corp. *	50,846	267
LSB Industries, Inc. *	7,619	16
Materion Corp.	7,107	249
Mercer International, Inc.	13,944	101
Myers Industries, Inc.	12,372	133
Neenah Paper, Inc.	5,857	253
Olympic Steel, Inc.	3,179	33
P.H. Glatfelter	15,385	188
Quaker Chemical Corp.	4,509	569
Rayonier Advanced Materials, Inc.	17,393	18
Schweitzer-Mauduit International, Inc.	10,762	299
Stepan Co.	6,976	617
SunCoke Energy, Inc.	30,217	116
TimkenSteel Corp. *	13,894	45
Tredegar Corp.	8,596	134
Trinseo SA	13,647	247
US Concrete, Inc. *	5,526	100

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Materials continued
Warrior Met Coal, Inc.	17,789	189

Total		8,525

Real Estate (7.1%)
Acadia Realty Trust	30,285	375
Agree Realty Corp.	15,863	982
Alexander & Baldwin, Inc.	23,582	265
American Assets Trust, Inc.	16,707	418
Armada Hoffler Properties, Inc.	19,304	207
CareTrust REIT, Inc.	33,283	492
CBL & Associates Properties, Inc. *	60,434	12
Cedar Realty Trust, Inc.	29,935	28
Chatham Lodging Trust	16,344	97
Community Healthcare Trust, Inc.	7,081	271
DiamondRock Hospitality Co.	69,730	354
Easterly Government Properties, Inc.	25,830	636
Essential Properties Realty Trust, Inc.	30,620	400
Four Corners Property Trust, Inc.	24,004	449
Franklin Street Properties Corp.	37,350	214
Getty Realty Corp.	11,911	283
Global Net Lease, Inc.	31,159	417
Hersha Hospitality Trust	12,507	45
Independence Realty Trust, Inc.	31,660	283
Industrial Logistics Properties Trust	22,703	398
Innovative Industrial Properties, Inc.	5,916	449
Investors Real Estate Trust	4,042	222
iStar, Inc.	26,013	276
Kite Realty Group Trust	29,250	277
Lexington Realty Trust	86,336	857
LTC Properties, Inc.	13,846	428
Marcus & Millichap, Inc. *	8,178	222
National Storage Affiliates Trust	20,665	612
NexPoint Residential Trust, Inc.	7,891	199
Office Properties Income Trust	16,789	457
Pennsylvania Real Estate Investment Trust	20,810	19
RE/MAX Holdings, Inc. - Class A	6,212	136
Realogy Holdings Corp.	39,826	120

Index 600 Stock Portfolio

Common Stocks (91.1%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Retail Opportunity Investments Corp.	40,402	335
RPT Realty	27,996	169
Safehold, Inc.	4,811	304
Saul Centers, Inc.	4,103	134
Summit Hotel Properties, Inc.	36,630	155
Uniti Group, Inc.	67,320	406
Universal Health Realty Income Trust	4,408	444
Urstadt Biddle Properties, Inc. - Class A	10,412	147
Washington Prime Group, Inc.	64,994	52
Washington Real Estate Investment Trust	28,072	670
Whitestone REIT	14,153	88
Xenia Hotels & Resorts, Inc.	39,234	404

Total		14,208

Utilities (2.6%)
American States Water Co.	12,831	1,049
Avista Corp.	23,236	987
California Water Service Group	16,769	844
El Paso Electric Co.	14,188	964
Northwest Natural Holding Co.	10,601	655
South Jersey Industries, Inc.	32,181	804

Total		5,303

Total Common Stocks (Cost: $234,045)		182,730

Investment Companies (4.7%)
Investment Companies (4.7%)
iShares Core S&P Small-Cap ETF	168,889	9,476

Total		9,476

Total Investment Companies (Cost: $11,698)		9,476

Short-Term Investments (4.5%)
Commercial Paper (3.0%)
Apple, Inc.
0.000%, 4/1/20 144A	1,000,000	1,000
Chevron Corp.
0.000%, 4/21/20 144A	1,000,000	999
Exxon Mobil Corp.
0.000%, 4/24/20	500,000	499

Short-Term Investments (4.5%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
Marriott International, Inc.
0.000%, 4/16/20 144A	1,000,000	999
Pfizer, Inc.
0.000%, 4/16/20 144A	500,000	500
QUALCOMM, Inc.
0.000%, 4/8/20 144A	1,000,000	1,000
Societe Generale SA
0.000%, 4/2/20 144A	500,000	500
The Walt Disney Co.
0.000%, 4/30/20 144A	500,000	499

Total		5,996

Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	2,995,688	2,996

Total		2,996

Total Short-Term Investments (Cost: $8,992)		8,992

Total Investments (100.3%) (Cost: $254,735)@		201,198

Other Assets, Less Liabilities (-0.3%)		(550)

Net Assets (100.0%)		200,648

Index 600 Stock Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	JP Morgan	1-Month USD LIBOR + 22.0 basis points	S&P SmallCap 600 Index	5/20	10,871	$(2,649)	$(2,649)

						$(2,649)	$(2,649)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	$(2,649)	$(2,649)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $5,497 representing 2.7% of the net assets.

#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $254,735 and the net unrealized depreciation of investments based on that cost was $56,186 which is comprised of $22,824 aggregate gross unrealized appreciation and $79,010 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$182,730	$—	$—
Investment Companies	9,476	—	—
Short-Term Investments
Money Market Funds	2,996	—	—
All Others	—	5,996	—

Total Assets:	$195,202	$5,996	$—

Liabilities:
Other Financial Instruments^
Total Return Swaps	—	(2,650)	—

Total Liabilities:	$—	$(2,650)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand